Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 181,529,028.00
Previously Paid Amount	0.00
Total Fee Amount	25,069.16
Total Offset Amount	0.00
Net Fee	$ 25,069.16